LVIP Delaware Social Awareness Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.61%
Airlines–0.38%
Southwest Airlines	71,273	$ 2,672,738
		2,672,738
Auto Components–0.42%
BorgWarner	77,010	2,983,367
		2,983,367
Banks–3.60%
Comerica	51,600	1,973,700
East West Bancorp	127,681	4,180,276
JPMorgan Chase & Co.	121,192	11,667,154
KeyCorp	257,647	3,073,729
US Bancorp	126,383	4,530,830
		25,425,689
Beverages–1.68%
PepsiCo	85,490	11,848,914
		11,848,914
Biotechnology–2.56%
†Exact Sciences	68,860	7,020,277
†Neurocrine Biosciences	42,230	4,060,837
†Vertex Pharmaceuticals	25,907	7,049,813
		18,130,927
Building Products–0.88%
Trane Technologies	51,100	6,195,875
		6,195,875
Capital Markets–3.02%
BlackRock	12,519	7,055,082
Intercontinental Exchange	47,552	4,757,578
Raymond James Financial	65,425	4,760,323
State Street	80,456	4,773,455
		21,346,438
Chemicals–2.53%
Corteva	101,288	2,918,107
Dow	70,898	3,335,751
DuPont de Nemours	69,452	3,853,197
Eastman Chemical	48,019	3,751,244
†Linde	16,839	4,009,871
		17,868,170
Commercial Services & Supplies–0.49%
Waste Management	30,785	3,483,938
		3,483,938
Communications Equipment–0.92%
Cisco Systems	164,915	6,496,002
		6,496,002
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.76%
Quanta Services	102,330	$ 5,409,164
		5,409,164
Consumer Finance–0.48%
Capital One Financial	46,850	3,366,641
		3,366,641
Containers & Packaging–0.81%
WestRock	165,017	5,732,691
		5,732,691
Diversified Telecommunication Services–1.09%
AT&T	271,541	7,741,634
		7,741,634
Electrical Equipment–1.36%
Eaton	28,910	2,949,687
Emerson Electric	50,020	3,279,811
Rockwell Automation	15,410	3,400,679
		9,630,177
Entertainment–1.83%
Activision Blizzard	22,074	1,786,890
Cinemark Holdings	88,890	888,900
†Walt Disney	82,484	10,234,615
		12,910,405
Equity Real Estate Investment Trusts–3.03%
American Tower	32,320	7,812,714
Brixmor Property Group	140,491	1,642,340
Camden Property Trust	45,190	4,021,006
Prologis	57,214	5,756,873
Simon Property Group	33,752	2,183,079
		21,416,012
Food & Staples Retailing–0.97%
Casey's General Stores	38,670	6,869,726
		6,869,726
Food Products–0.96%
General Mills	109,535	6,756,119
		6,756,119
Gas Utilities–0.21%
South Jersey Industries	76,460	1,473,384
		1,473,384
Health Care Equipment & Supplies–4.00%
Abbott Laboratories	88,500	9,631,455
Becton Dickinson & Co.	26,970	6,275,380
†DexCom	15,960	6,579,191
†Edwards Lifesciences	72,260	5,767,793
		28,253,819
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.12%
Cigna	46,830	$ 7,933,470
		7,933,470
Hotels, Restaurants & Leisure–2.07%
Aramark	89,766	2,374,311
McDonald's	18,292	4,014,911
Starbucks	95,943	8,243,422
		14,632,644
Household Durables–1.34%
DR Horton	46,580	3,522,845
†Helen of Troy	12,533	2,425,386
Toll Brothers	72,730	3,539,042
		9,487,273
Industrial Conglomerates–1.59%
Roper Technologies	28,410	11,225,075
		11,225,075
Insurance–2.19%
Axis Capital Holdings	77,928	3,431,949
Prudential Financial	46,217	2,935,704
Reinsurance Group of America	55,464	5,279,618
Travelers	35,207	3,809,045
		15,456,316
Interactive Media & Services–6.22%
†Alphabet Class A	21,281	31,189,434
†Facebook Class A	48,740	12,765,006
		43,954,440
Internet & Direct Marketing Retail–5.58%
†Amazon.com	12,540	39,485,074
		39,485,074
IT Services–2.97%
Accenture Class A	39,246	8,869,203
Visa Class A	60,573	12,112,783
		20,981,986
Life Sciences Tools & Services–1.45%
Thermo Fisher Scientific	23,230	10,256,510
		10,256,510
Machinery–3.46%
Deere & Co.	38,080	8,439,671
†Gates Industrial	141,670	1,575,370
†Ingersoll Rand	45,089	1,605,168
Lincoln Electric Holdings	41,440	3,814,138
Parker-Hannifin	44,712	9,047,026
		24,481,373
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.68%
Comcast Class A	256,320	$ 11,857,363
		11,857,363
Metals & Mining–0.32%
Reliance Steel & Aluminum	22,390	2,284,676
		2,284,676
Multi-Utilities–0.28%
Black Hills	37,414	2,001,275
		2,001,275
Oil, Gas & Consumable Fuels–0.75%
ConocoPhillips	88,035	2,891,069
Diamondback Energy	79,822	2,404,239
		5,295,308
Pharmaceuticals–4.43%
Johnson & Johnson	91,090	13,561,479
Merck & Co.	113,572	9,420,798
Pfizer	227,560	8,351,452
		31,333,729
Road & Rail–2.08%
Knight-Swift Transportation Holdings	106,969	4,353,638
†Uber Technologies	41,344	1,508,229
Union Pacific	44,795	8,818,792
		14,680,659
Semiconductors & Semiconductor Equipment–3.46%
Broadcom	22,657	8,254,398
Intel	172,510	8,932,568
Texas Instruments	51,068	7,292,000
		24,478,966
Software–15.25%
†Adobe	28,701	14,075,831
Intuit	15,226	4,966,874
Microsoft	213,651	44,937,215
†PTC	65,510	5,418,987
†salesforce.com	51,689	12,990,480
†ServiceNow	23,024	11,166,640
SS&C Technologies Holdings	121,872	7,375,693
†Tyler Technologies	19,830	6,911,945
		107,843,665
Specialty Retail–3.63%
†Five Below	37,883	4,811,141
Home Depot	53,832	14,949,684
Tractor Supply	41,317	5,922,379
		25,683,204

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–5.70%
Apple	347,936	$ 40,294,468
		40,294,468
Textiles, Apparel & Luxury Goods–1.53%
NIKE Class B	86,430	10,850,422
		10,850,422
Thrifts & Mortgage Finance–0.53%
Essent Group	101,520	3,757,255
		3,757,255
Total Common Stock (Cost $372,506,992)		704,266,981

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	1,718,930	$ 1,718,930
Total Money Market Fund (Cost $1,718,930)		1,718,930

TOTAL INVESTMENTS–99.85% (Cost $374,225,922)	705,985,911
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,051,051
NET ASSETS APPLICABLE TO 17,372,349 SHARES OUTSTANDING–100.00%	$707,036,962

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$704,266,981	$—	$—	$704,266,981
Money Market Fund	1,718,930	—	—	1,718,930
Total Investments	$705,985,911	$—	$—	$705,985,911
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Delaware Social Awareness Fund–5